Debt - Narrative (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	May 26, 2020	Nov. 15, 2019	Nov. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Line of Credit Facility [Line Items]
Amortization of debt issuance costs				$ 800,000	$ 600,000	$ 1,600,000	$ 600,000	$ 2,300,000	$ 100,000	$ 100,000
Dividend Declared
Line of Credit Facility [Line Items]
Dividends		$ 188,700,000	$ 275,000,000.0
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 75,000,000.0
Commitment fee percentage			0.15%
Line of Credit | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			4.00%
Line of Credit | Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			3.00%
Line of Credit | Secured Debt
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				425,000,000.0		$ 425,000,000.0
Interest fund			$ 68,000,000.0
Period of interest payments used for calculation of interest fund						2 years		2 years
Unamortized debt discount			$ 8,500,000	$ 6,516,000		$ 6,516,000		$ 7,367,000	$ 0
Debt instrument, periodic payment, percent			1.00%
Repayments of debt	$ 100,000,000.0
Line of Credit | Secured Debt | LIBOR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			6.00%
Line of Credit | Secured Debt | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			5.00%